LEASES (Schedule of Lease-Related Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 120,156	$ 144,098
Current lease liabilities Accrued expenses and other liabilities	23,932	22,741
Long-term lease liabilities	114,146	124,353
Debt and Lease Obligation	$ 138,078	$ 147,094
Weighted average remaining lease term (years)	7 years 3 months 14 days	7 years 11 months 1 day
Weighted average discount rate	2.74%	2.47%